Short-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Long-term borrowings:
Long-term borrowings		$ 1,387,082
Bank of Wenzhou [Member]
Long-term borrowings:
Annual Interest Rate	5.55%
Maturity (Months)	December, 2028
Principal	$ 1,387,082
Long-term borrowings		$ 1,387,082